CONSOLIDATED INCOME STATEMENTS - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
REVENUES FROM CONTRACTS WITH CUSTOMERS
Service revenues (Note 5)	₱ 185,751	₱ 173,634	₱ 161,355
Non-service revenues (Note 5)	7,506	7,370	7,832
Revenues	193,257	181,004	169,187
EXPENSES
Selling, general and administrative expenses (Note 5)	78,303	75,255	68,230
Depreciation and amortization (Notes 9 and 10)	52,169	47,480	39,656
Cost of sales and services (Note 5)	13,341	12,295	13,429
Asset impairment (Note 5)	4,985	7,646	4,833
Interconnection costs	3,698	2,146	3,638
Expenses	152,496	144,822	129,786
Profit loss from operating activities	40,761	36,182	39,401
OTHER EXPENSES – NET (Note 5)	(6,607)	(3,161)	(7,065)
INCOME BEFORE INCOME TAX	34,154	33,021	32,336
PROVISION FOR INCOME TAX (Note 7)	7,478	8,441	9,550
NET INCOME	26,676	24,580	22,786
ATTRIBUTABLE TO:
Equity holders of PLDT (Note 8)	26,367	24,284	22,521
Noncontrolling interests	309	296	265
NET INCOME	₱ 26,676	₱ 24,580	₱ 22,786
Earnings Per Share Attributable to Common Equity Holders of PLDT (Notes 5 and 8)
Basic	₱ 121.76	₱ 112.12	₱ 103.97
Diluted	₱ 121.76	₱ 112.12	₱ 103.97